Offerings - Offering: 1	Jul. 31, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 56,997,621.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,726.34